Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	96 Months Ended	108 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000019665_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019665_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000019665_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019665_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019665_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019665_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019665_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019665_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019665_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019665_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019665_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019665_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000205053_0_LG_BBIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000205053_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205053_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,167
C000205053_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,933
C000205053_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,503
C000205053_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,678
C000205053_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,682
C000205053_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,366
C000205053_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,486
C000019669_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019669_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019669_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019669_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019669_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019669_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019669_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019669_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019669_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019669_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019669_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019669_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000019670_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019670_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019670_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019670_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019670_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019670_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019670_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019670_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019670_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019670_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019670_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019670_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000019668_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019668_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019668_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019668_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019668_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019668_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019668_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019668_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019668_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019668_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019668_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019668_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000019666_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000019666_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019666_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,025
C000019666_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,571
C000019666_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,707
C000019666_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,513
C000019666_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019666_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,297
C000019666_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000019666_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,969
C000019666_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,095
C000019666_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,608
C000229122_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series International Developed Markets Bond Index Fund
C000229122_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000229122_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,838
C000229122_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,482
C000229122_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,159
C000229122_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,426
C000229122_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD)
C000229122_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000229122_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,872
C000229122_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,508
C000229122_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,214
C000229122_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,486
C000229122_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
C000229122_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000229122_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,756
C000229122_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,171
C000229122_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,638
C000229122_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,492
C000190811_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series International Credit Fund
C000190811_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000190811_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,191
C000190811_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,085
C000190811_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,483
C000190811_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,439
C000190811_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,431
C000190811_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,262
C000190811_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,060
C000190811_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,997
C000190811_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD)
C000190811_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000190811_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,176
C000190811_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,243
C000190811_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,294
C000190811_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,021
C000190811_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,906
C000190811_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,349
C000190811_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,250
C000190811_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,749
C000190811_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index
C000190811_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000190811_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,183
C000190811_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,061
C000190811_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,749
C000190811_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,737
C000190811_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,185
C000190811_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,367
C000190811_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,903
C000190811_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,736
C000019665_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Intermediate Municipal Income Fund
C000019665_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019665_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,999
C000019665_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,447
C000019665_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,572
C000019665_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,264
C000019665_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,775
C000019665_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,909
C000019665_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,162
C000019665_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,777
C000019665_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,939
C000019665_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,540
C000019665_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000019665_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019665_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,995
C000019665_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,470
C000019665_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,631
C000019665_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,357
C000019665_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,930
C000019665_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,041
C000019665_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,267
C000019665_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,881
C000019665_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,965
C000019665_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,600
C000019665_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Intermediate Municipal Income Linked Index℠
C000019665_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019665_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,001
C000019665_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,434
C000019665_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,599
C000019665_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,281
C000019665_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,815
C000019665_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,917
C000019665_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,209
C000019665_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,798
C000019665_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,897
C000019665_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,528
C000205053_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205053_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205053_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,154
C000205053_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,823
C000205053_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,320
C000205053_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,454
C000205053_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,744
C000205053_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,341
C000205053_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,504
C000205053_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000205053_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205053_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,179
C000205053_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,873
C000205053_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,422
C000205053_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,528
C000205053_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,788
C000205053_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,375
C000205053_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,456
C000205053_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Intermediate Municipal Income Linked Index℠
C000205053_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205053_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,169
C000205053_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,824
C000205053_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,336
C000205053_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,434
C000205053_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,754
C000205053_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,320
C000205053_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,415
C000019669_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000019669_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000019669_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,571
C000019669_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,970
C000019669_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,062
C000019669_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,689
C000019669_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,142
C000019669_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,237
C000019669_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,505
C000019669_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,053
C000019669_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,174
C000019669_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,704
C000019669_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000019669_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019669_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,995
C000019669_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,470
C000019669_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,631
C000019669_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,357
C000019669_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,930
C000019669_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,041
C000019669_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,267
C000019669_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,881
C000019669_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,965
C000019669_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,600
C000019669_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Intermediate Municipal Income Linked Index℠
C000019669_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019669_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,001
C000019669_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,434
C000019669_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,599
C000019669_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,281
C000019669_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,815
C000019669_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,917
C000019669_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,209
C000019669_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,798
C000019669_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,897
C000019669_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,528
C000019670_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000019670_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019670_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,991
C000019670_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,441
C000019670_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,559
C000019670_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,240
C000019670_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,731
C000019670_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,866
C000019670_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,106
C000019670_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,720
C000019670_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,861
C000019670_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,449
C000019670_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000019670_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019670_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,995
C000019670_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,470
C000019670_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,631
C000019670_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,357
C000019670_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,930
C000019670_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,041
C000019670_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,267
C000019670_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,881
C000019670_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,965
C000019670_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,600
C000019670_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Intermediate Municipal Income Linked Index℠
C000019670_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019670_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,001
C000019670_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,434
C000019670_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,599
C000019670_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,281
C000019670_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,815
C000019670_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,917
C000019670_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,209
C000019670_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,798
C000019670_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,897
C000019670_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,528
C000019668_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000019668_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019668_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,892
C000019668_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,225
C000019668_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,239
C000019668_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,803
C000019668_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,165
C000019668_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,174
C000019668_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,368
C000019668_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,828
C000019668_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,932
C000019668_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,447
C000019668_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000019668_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019668_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,995
C000019668_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,470
C000019668_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,631
C000019668_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,357
C000019668_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,930
C000019668_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,041
C000019668_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,267
C000019668_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,881
C000019668_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,965
C000019668_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,600
C000019668_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Intermediate Municipal Income Linked Index℠
C000019668_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019668_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,001
C000019668_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,434
C000019668_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,599
C000019668_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,281
C000019668_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,815
C000019668_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,917
C000019668_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,209
C000019668_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,798
C000019668_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,897
C000019668_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,528
C000019666_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000019666_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000019666_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,568
C000019666_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,974
C000019666_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,062
C000019666_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,686
C000019666_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,125
C000019666_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,226
C000019666_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,479
C000019666_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,032
C000019666_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,138
C000019666_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,663
C000019666_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000019666_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019666_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,995
C000019666_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,470
C000019666_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,631
C000019666_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,357
C000019666_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,930
C000019666_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,041
C000019666_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,267
C000019666_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,881
C000019666_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,965
C000019666_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,600
C000019666_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Intermediate Municipal Income Linked Index℠
C000019666_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019666_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,001
C000019666_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,434
C000019666_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,599
C000019666_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,281
C000019666_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,815
C000019666_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,917
C000019666_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,209
C000019666_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,798
C000019666_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,897
C000019666_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,528
C000199669_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Multi-Asset Income Fund
C000199669_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199669_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,030
C000199669_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,351
C000199669_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,395
C000199669_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,957
C000199669_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,781
C000199669_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,514
C000199669_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,159
C000199669_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index
C000199669_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199669_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,991
C000199669_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,978
C000199669_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,614
C000199669_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,357
C000199669_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,014
C000199669_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,041
C000199669_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,944
C000199669_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000199669_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199669_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,171
C000199669_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,058
C000199669_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,888
C000199669_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,705
C000199669_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,182
C000199669_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,745
C000199669_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,879
C000205055_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205055_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205055_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,554
C000205055_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,775
C000205055_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,736
C000205055_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,191
C000205055_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,123
C000205055_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,791
C000205055_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,362
C000205055_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index
C000205055_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205055_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,379
C000205055_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,244
C000205055_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,780
C000205055_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,416
C000205055_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,216
C000205055_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,119
C000205055_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,905
C000205055_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000205055_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205055_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,161
C000205055_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,047
C000205055_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,876
C000205055_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,693
C000205055_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,172
C000205055_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,734
C000205055_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,868
C000159359_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000159359_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000159359_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,613
C000159359_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,243
C000159359_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,878
C000159359_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,362
C000159359_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,533
C000159359_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,263
C000159359_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,880
C000159359_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,697
C000159359_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,392
C000159359_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,074
C000159359_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index
C000159359_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000159359_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,738
C000159359_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,066
C000159359_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,837
C000159359_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,192
C000159359_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,130
C000159359_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,196
C000159359_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,419
C000159359_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000159359_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,075
C000159359_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,613
C000159359_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000159359_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000159359_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,265
C000159359_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,628
C000159359_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,630
C000159359_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,556
C000159359_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,424
C000159359_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,232
C000159359_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,641
C000159359_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,229
C000159359_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,369
C000159359_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,199
C000159361_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000159361_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000159361_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,072
C000159361_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,758
C000159361_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,404
C000159361_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,044
C000159361_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,369
C000159361_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,266
C000159361_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,787
C000159361_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,752
C000159361_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,612
C000159361_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,521
C000159361_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index
C000159361_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000159361_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,738
C000159361_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,066
C000159361_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,837
C000159361_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,192
C000159361_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,130
C000159361_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,196
C000159361_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,419
C000159361_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000159361_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,075
C000159361_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,613
C000159361_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000159361_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000159361_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,265
C000159361_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,628
C000159361_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,630
C000159361_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,556
C000159361_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,424
C000159361_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,232
C000159361_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,641
C000159361_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,229
C000159361_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,369
C000159361_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,199
C000159360_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000159360_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000159360_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,974
C000159360_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,541
C000159360_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,080
C000159360_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,503
C000159360_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,587
C000159360_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,158
C000159360_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,672
C000159360_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,335
C000159360_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,008
C000159360_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,623
C000159360_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index
C000159360_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000159360_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,738
C000159360_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,066
C000159360_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,837
C000159360_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,192
C000159360_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,130
C000159360_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,196
C000159360_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,419
C000159360_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000159360_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,075
C000159360_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,613
C000159360_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000159360_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000159360_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,265
C000159360_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,628
C000159360_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,630
C000159360_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,556
C000159360_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,424
C000159360_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,232
C000159360_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,641
C000159360_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,229
C000159360_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,369
C000159360_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,199
C000159358_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000159358_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000159358_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,613
C000159358_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,243
C000159358_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,878
C000159358_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,362
C000159358_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,535
C000159358_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,238
C000159358_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,852
C000159358_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,664
C000159358_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,368
C000159358_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,033
C000159358_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index
C000159358_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000159358_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,738
C000159358_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,066
C000159358_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,837
C000159358_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,192
C000159358_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,130
C000159358_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,196
C000159358_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,419
C000159358_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000159358_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,075
C000159358_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,613
C000159358_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000159358_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000159358_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,265
C000159358_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,628
C000159358_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,630
C000159358_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,556
C000159358_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,424
C000159358_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,232
C000159358_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,641
C000159358_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,229
C000159358_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,369
C000159358_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 12,199